LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments
March 31, 2023 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–97.11%
Aerospace & Defense–1.03%
Airbus SE	114,641	$ 15,312,307
		15,312,307
Air Freight & Logistics–0.54%
FedEx Corp.	35,213	8,045,818
		8,045,818
Automobile Components–0.06%
†Mobileye Global, Inc. Class A	19,238	832,428
		832,428
Automobiles–3.88%
Ferrari NV	85,686	23,215,765
†Rivian Automotive, Inc. Class A	988,709	15,305,215
†Tesla, Inc.	91,849	19,054,994
		57,575,974
Beverages–0.56%
Constellation Brands, Inc. Class A	36,864	8,327,209
		8,327,209
Biotechnology–1.14%
†Argenx SE ADR	24,574	9,155,781
†Vertex Pharmaceuticals, Inc.	24,757	7,800,188
		16,955,969
Broadline Retail–6.26%
†Amazon.com, Inc.	819,446	84,640,577
†Coupang, Inc.	484,288	7,748,608
=πInstacart/Maplebear, Inc.	11,443	423,391
=πInstacart/Maplebear, Inc. Non Voting	598	22,126
		92,834,702
Capital Markets–0.36%
Charles Schwab Corp.	102,500	5,368,950
		5,368,950
Chemicals–0.74%
Linde PLC	30,739	10,925,870
		10,925,870
Commercial Services & Supplies–0.29%
Cintas Corp.	9,383	4,341,326
		4,341,326
Diversified Telecommunication Services–0.01%
=πMagic Leap, Inc. Class A	4,690	90,057
		90,057
Electronic Equipment, Instruments & Components–1.65%
†Teledyne Technologies, Inc.	54,612	24,431,224
		24,431,224
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Entertainment–2.50%
†Netflix, Inc.	47,882	$ 16,542,273
†Sea Ltd.ADR	85,067	7,362,549
†Spotify Technology SA	97,875	13,078,058
		36,982,880
Financial Services–8.56%
†Adyen NV	1,901	3,029,106
†Fiserv, Inc.	230,056	26,003,230
Global Payments, Inc.	37,152	3,909,877
Mastercard, Inc. Class A	116,724	42,418,669
Visa, Inc. Class A	228,368	51,487,849
		126,848,731
Ground Transportation–0.57%
Old Dominion Freight Line, Inc.	24,609	8,387,732
		8,387,732
Health Care Equipment & Supplies–2.64%
†Align Technology, Inc.	13,254	4,428,692
†Insulet Corp.	9,466	3,019,275
†Intuitive Surgical, Inc.	85,094	21,738,964
Stryker Corp.	34,995	9,990,023
		39,176,954
Health Care Providers & Services–6.76%
Cigna Group	44,183	11,290,082
HCA Healthcare, Inc.	42,092	11,098,818
Humana, Inc.	35,043	17,011,975
McKesson Corp.	22,109	7,871,909
UnitedHealth Group, Inc.	111,852	52,860,137
		100,132,921
Hotels, Restaurants & Leisure–3.98%
†Booking Holdings, Inc.	5,462	14,487,463
†Chipotle Mexican Grill, Inc.	8,344	14,253,972
†Expedia Group, Inc.	66,410	6,443,762
†Las Vegas Sands Corp.	264,316	15,184,954
†Wynn Resorts Ltd.	77,614	8,685,783
		59,055,934
Household Products–0.73%
Procter & Gamble Co.	72,500	10,780,025
		10,780,025
Insurance–0.79%
Chubb Ltd.	60,420	11,732,356
		11,732,356
Interactive Media & Services–8.68%
†Alphabet, Inc. Class A	542,580	56,281,824
†Alphabet, Inc. Class C	337,436	35,093,344
†Match Group, Inc.	104,195	4,000,046
†Meta Platforms, Inc. Class A	117,632	24,930,926
LVIP T. Rowe Price Growth Stock Fund–1

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Interactive Media & Services (continued)
†Pinterest, Inc. Class A	308,053	$ 8,400,605
		128,706,745
IT Services–0.95%
Accenture PLC Class A	26,780	7,653,992
†MongoDB, Inc.	11,155	2,600,453
†Shopify, Inc. Class A	81,300	3,897,522
		14,151,967
Leisure Products–0.23%
†Peloton Interactive, Inc. Class A	294,578	3,340,515
		3,340,515
Life Sciences Tools & Services–0.71%
†Avantor, Inc.	287,677	6,081,492
Danaher Corp.	17,911	4,514,288
		10,595,780
Media–0.52%
†Trade Desk, Inc. Class A	126,260	7,690,497
		7,690,497
Metals & Mining–0.05%
=†πCelonis SE	2,137	705,103
		705,103
Personal Care Products–0.62%
Estee Lauder Cos., Inc. Class A	37,338	9,202,323
		9,202,323
Pharmaceuticals–2.47%
AstraZeneca PLC ADR	56,335	3,910,212
Eli Lilly & Co.	78,783	27,055,658
Zoetis, Inc.	34,333	5,714,385
		36,680,255
Professional Services–0.68%
TransUnion	162,849	10,119,437
		10,119,437
Semiconductors & Semiconductor Equipment–10.19%
†Advanced Micro Devices, Inc.	299,987	29,401,726
ASML Holding NV	50,612	34,452,094
Lam Research Corp.	19,286	10,223,894
Marvell Technology, Inc.	163,556	7,081,975
NVIDIA Corp.	251,745	69,927,209
		151,086,898
Software–19.57%
=πANT International Co. Ltd. Class C	1,100,002	2,233,004
†Atlassian Corp. Class A	23,083	3,951,117
=†πCanva, Inc.	875	482,825
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Ceridian HCM Holding, Inc.	94,560	$ 6,923,683
†Dynatrace, Inc.	38,000	1,607,400
=πEpic Games, Inc.	6,539	4,516,160
Intuit, Inc.	88,315	39,373,477
Microsoft Corp.	569,027	164,050,484
Roper Technologies, Inc.	46,153	20,339,166
†Salesforce, Inc.	111,910	22,357,380
†ServiceNow, Inc.	50,375	23,410,270
=πStripe, Inc. Class B	40,238	809,991
		290,054,957
Specialty Retail–1.90%
†Floor & Decor Holdings, Inc. Class A	65,756	6,458,554
Ross Stores, Inc.	204,065	21,657,419
		28,115,973
Technology Hardware, Storage & Peripherals–6.72%
Apple, Inc.	603,991	99,598,116
		99,598,116
Textiles, Apparel & Luxury Goods–0.32%
†Lululemon Athletica, Inc.	12,980	4,727,186
		4,727,186
Wireless Telecommunication Services–0.45%
†T-Mobile U.S., Inc.	45,600	6,604,704
		6,604,704
Total Common Stock (Cost $778,806,477)		1,439,519,823
CONVERTIBLE PREFERRED STOCKS–2.16%
=†πCanva, Inc. Series A	52	28,694
=†πCanva, Inc. Series A-3	18	9,932
=†πCanva, Inc. Series A-4	3	1,655
=†πCelonis SE Series D	6,459	2,131,147
†Dr. Ing. h.c. F. Porsche AG	129,481	16,618,775
=†πFormagrid, Inc. Series F	10,238	671,715
=†πGM Cruise Holdings LLC Class F	126,000	1,897,560
=†πGM Cruise Holdings LLC Class G	70,430	1,060,676
=†πInstacart/Maplebear, Inc. Series A	1,767	65,379
=†πInstacart/Maplebear, Inc. Series G	23,366	864,542
=†πInstacart/Maplebear, Inc. Series I	3,541	131,017
=†πNuro, Inc. Series C	189,324	2,627,817
=†πNuro, Inc. Series D	41,493	575,923
=†πRappi, Inc. Series E	36,866	1,327,545
=†πRedwood Materials, Inc. Series C	40,061	2,028,289
=†πSila Nano Ser FWTC Series F	35,141	1,095,345

LVIP T. Rowe Price Growth Stock Fund–2

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
CONVERTIBLE PREFERRED STOCKS (continued)
=†πWaymo LLC Series A-2	17,257	$ 814,185
Total Convertible Preferred Stocks (Cost $31,549,954)		31,950,196
CONVERTIBLE BOND–0.01%
Commercial Services & Supplies–0.01%
=πRedwood Materials, Inc., exercise price $0.01 expiration date 9/24/23	93,645	93,645
		93,645
Total Convertible Bond (Cost $93,645)		93,645
PREFERRED STOCK–0.45%
Sartorius AG 0.37%	15,893	6,698,204
Total Preferred Stock (Cost $5,596,742)		6,698,204

	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.24%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.70%)	3,533,965	$ 3,533,965
Total Money Market Fund (Cost $3,533,965)		3,533,965

TOTAL INVESTMENTS–99.97% (Cost $819,580,783)	1,481,795,833
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.03%	490,400
NET ASSETS APPLICABLE TO 36,976,452 SHARES OUTSTANDING–100.00%	$1,482,286,233

† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2023, the aggregate value of restricted securities was $24,707,723, which represented 1.67% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition	Cost	Value
ANT International Co. Ltd. Class C	6/7/2018	$4,192,521	$2,233,004
Canva, Inc.	12/17/2021	1,491,142	482,825
Canva, Inc. Series A	12/17/2021	88,616	28,694
Canva, Inc. Series A-3	12/17/2021	30,675	9,932
Canva, Inc. Series A-4	12/17/2021	5,113	1,655
Celonis SE	6/17/2021	790,241	705,103
Celonis SE Series D	6/17/2021	2,388,489	2,131,147
Epic Games, Inc.	6/18/2020	4,238,405	4,516,160
Formagrid, Inc. Series F	12/8/2021	1,917,419	671,715
GM Cruise Holdings LLC Class F	5/8/2019	2,299,500	1,897,560
GM Cruise Holdings LLC Class G	1/21/2021	1,855,831	1,060,676
Instacart/Maplebear, Inc.	8/7/2020	530,199	423,391
Instacart/Maplebear, Inc. Series A	11/18/2020	107,809	65,379
Instacart/Maplebear, Inc. Series G	7/2/2020	1,123,715	864,542
Instacart/Maplebear, Inc. Series I	2/26/2021	442,625	131,017
Instacart/Maplebear, Inc. Non Voting	8/7/2020	27,708	22,126
Magic Leap, Inc. Class A	9/20/2021	2,280,091	90,057
Nuro, Inc. Series C	10/30/2020	2,471,549	2,627,817
LVIP T. Rowe Price Growth Stock Fund–3

LVIP T. Rowe Price Growth Stock Fund
Schedule of Investments (continued)
Restricted Securities (continued)
Investment	Date of Acquisition	Cost	Value
Nuro, Inc. Series D	10/29/2021	$864,951	$575,923
Rappi, Inc. Series E	9/8/2020	2,202,598	1,327,545
Redwood Materials, Inc.	6/22/2022	93,645	93,645
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	2,028,289
Sila Nano Ser FWTC Series F	1/7/2021	1,450,367	1,095,345
Stripe, Inc. Class B	12/17/2019	631,334	809,991
Waymo LLC Series A-2	5/8/2020	1,481,810	814,185
Total		$34,905,383	$24,707,723

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
See accompanying notes.
LVIP T. Rowe Price Growth Stock Fund–4

LVIP T. Rowe Price Growth Stock Fund
Notes
March 31, 2023 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP T. Rowe Price Growth Stock Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, are typically the prices supplied by third party pricing services. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics, including but not limited to, benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.   Other investments including restricted securities, for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI") (formerly, Lincoln Investment Advisors Corporation ("LIAC")), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP T. Rowe Price Growth Stock Fund–5

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2023:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$—	$15,312,307	$—	$15,312,307
Air Freight & Logistics	8,045,818	—	—	8,045,818
Automobile Components	832,428	—	—	832,428
Automobiles	57,575,974	—	—	57,575,974
Beverages	8,327,209	—	—	8,327,209
Biotechnology	16,955,969	—	—	16,955,969
Broadline Retail	92,389,185	—	445,517	92,834,702
Capital Markets	5,368,950	—	—	5,368,950
Chemicals	10,925,870	—	—	10,925,870
Commercial Services & Supplies	4,341,326	—	—	4,341,326
Diversified Telecommunication Services	—	—	90,057	90,057
Electronic Equipment, Instruments & Components	24,431,224	—	—	24,431,224
Entertainment	36,982,880	—	—	36,982,880
Financial Services	123,819,625	3,029,106	—	126,848,731
Ground Transportation	8,387,732	—	—	8,387,732
Health Care Equipment & Supplies	39,176,954	—	—	39,176,954
Health Care Providers & Services	100,132,921	—	—	100,132,921
Hotels, Restaurants & Leisure	59,055,934	—	—	59,055,934
Household Products	10,780,025	—	—	10,780,025
Insurance	11,732,356	—	—	11,732,356
Interactive Media & Services	128,706,745	—	—	128,706,745
IT Services	14,151,967	—	—	14,151,967
Leisure Products	3,340,515	—	—	3,340,515
Life Sciences Tools & Services	10,595,780	—	—	10,595,780
Media	7,690,497	—	—	7,690,497
Metals & Mining	—	—	705,103	705,103
Personal Care Products	9,202,323	—	—	9,202,323
Pharmaceuticals	36,680,255	—	—	36,680,255
Professional Services	10,119,437	—	—	10,119,437
Semiconductors & Semiconductor Equipment	151,086,898	—	—	151,086,898
Software	282,012,977	—	8,041,980	290,054,957
Specialty Retail	28,115,973	—	—	28,115,973
Technology Hardware, Storage & Peripherals	99,598,116	—	—	99,598,116
Textiles, Apparel & Luxury Goods	4,727,186	—	—	4,727,186
Wireless Telecommunication Services	6,604,704	—	—	6,604,704
Convertible Preferred Stocks	—	16,618,775	15,331,421	31,950,196
Convertible Bond	—	—	93,645	93,645
Money Market Fund	3,533,965	—	—	3,533,965
Preferred Stock	—	6,698,204	—	6,698,204
Total Investments	$1,415,429,718	$41,658,392	$24,707,723	$1,481,795,833
As a result of utilizing International fair value pricing at March 31, 2023, a portion of the Fund’s common stock investments was categorized as Level 2.
LVIP T. Rowe Price Growth Stock Fund–6

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following table displays a summary of the valuation techniques and unobservable inputs used to value the Fund’s securities characterized as Level 3 investments for the period ended March 31, 2023.
Asset Type	Fair Value at March 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Average) (c)
Common Stock	$ 9,282,657	Recent Transaction	#	#
		Market Comparable Companies	Whole Company Price to Earnings Multiple (b)	7.4x-17.5x (12.5x)
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.28x-0.33x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	3.4x-14.7x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA multiple (b)	17.4x-27.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	8.7x-18.9x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Dividend Yield	5% (N/A)
Convertible Preferred Stock	$ 15,331,421	Recent Transaction	#	#
		Market Comparable Companies	Enterprise Value to Gross Merchandise Value Multiple (b)	0.28x-0.50x (N/A)
		Market Comparable Companies	Enterprise Value to Sales Multiple (b)	2.2x-15.3x (N/A)
		Market Comparable Companies	Enterprise Value to EBITDA Multiple (b)	4.3x-27.9x (N/A)
		Market Comparable Companies	Enterprise Value to Gross Profit Multiple (b)	6.1x-18.9x (N/A)
		Market Comparable Companies	Discount for Lack of Marketability (a)	10% (N/A)
		Market Comparable Companies	Projected future value discount rate (a)	25 - 30% (28%)
		Market Comparable Companies	Projected future value discount rate term	8 years (N/A)
		Market Comparable Companies	Present Value Factor	0.123 (N/A)
		Discounted Cash Flow (DCF) model	Discount Rate (a)	25% (N/A)
		Discounted Cash Flow (DCF) model	Discount Rate Term	0.07 - 5.65 years (N/A)
		Discounted Cash Flow (DCF) model	Present Value Factor	0.284 - 0.984 (N/A)
Convertible Bonds	$ 93,645	Recent Transaction	#	#
Total	$ 24,707,723
# The quantitative unobservable inputs within this category are based on recent transactions or valuation from a pricing service. There were no quantitative unobservable inputs significant to the valuation technique that were created by the fund’s management.
(a) Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(b) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the investments.
(c) Unobservable inputs were weighted by the relative fair value of the instruments, where applicable.
Significant fluctuations of the unobservable inputs applied to portfolio securities characterized as Level 3 investments could be expected to significantly increase or decrease the fair value of the Fund's securities.
LVIP T. Rowe Price Growth Stock Fund–7

LVIP T. Rowe Price Growth Stock Fund
Notes (continued)
 2. Investments (continued)
The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:
	Balances as of 12/31/2022	Reclassifications	Purchases	Sales	Transfer In	Transfer Out	Accretion/ (amortization)	Net realized gain	Net change in unrealized appreciation (depreciation)	Balance as of 03/31/23	Net change in unrealized appreciation (depreciation) from Level 3 investments still held as of 03/31/23
Common Stock	$9,645,945	$—	$4,490	$224,500	$—	$—	$—	$(63,125)	$(80,153)	$9,282,657	$(80,153)
Convertible Bond	93,645	—	—	—	—	—	—	—	—	93,645	—
Convertible Preferred Stocks	17,270,532	—	—	—	—	—	—	—	(1,939,111)	15,331,421	(1,939,111)
Total	$27,010,122	$—	$4,490	$224,500	$—	$—	$—	$(63,125)	$(2,019,264)	$24,707,723	$(2,019,264)
During the period ended March 31, 2023, there were no material transfers to or from Level 3 investments.
LVIP T. Rowe Price Growth Stock Fund–8